S000004328 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.05%	13.07%	14.22%
Dow Jones U.S. Real Estate Capped Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.76%	4.94%	5.83%
iShares U.S. Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.38%	4.55%	5.45%
Performance Inception Date					Jun. 12, 2000
iShares U.S. Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.54%	3.62%	4.26%
iShares U.S. Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.19%	3.21%	3.81%

[1]	The Dow Jones U.S. Real Estate Capped Index (Spliced) reflects the performance of the Dow Jones U.S. Real Estate Index through January 24, 2021 and the Dow Jones U.S. Real Estate Capped Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.